Fair value estimate	12 Months Ended
Dec. 31, 2019
Fair value estimate
Fair value estimate

24.  Fair value estimate

Due to the short‑term cycle, it is assumed that the fair value of cash and cash equivalents balances, financial investments, accounts receivable and accounts payable approximate their book values. For the measurement and determination of fair value, the Company uses various methods including market, income or cost approaches, in order to estimate the value that market participants would use when pricing the asset or liability. The financial assets and liabilities recorded at fair value are classified and disclosed in accordance with the following levels:

Level 1 – Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;

Level 2 - Quoted prices (adjusted or unadjusted) for identical or similar assets or liabilities on active markets; and

Level 3 - Assets and liabilities, for which quoted prices, do not exist, or where prices or valuation techniques are supported by little or no market activity, unobservable or illiquid.

a) Assets and liabilities measured and recognized at fair value:

	December 31, 2019					December 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	826	—	—	826	32	—	—	32
Derivative financial instruments	—	448	24	472	—	136	295	431
Accounts receivable	—	77	—	77	—	(108)	—	(108)
Investments in equity securities	726	—	—	726	987	—	—	987
Total	1,552	525	24	2,101	1,019	28	295	1,342
Financial liabilities
Derivative financial instruments	—	281	120	401	—	636	178	814
Participative stockholders' debentures	—	2,584	—	2,584	—	1,407	—	1,407
Financial guarantees	—	525	—	525	—	166	—	166
Total	—	3,390	120	3,510	—	2,209	178	2,387

There were no transfers between Level 1 and Level 2, or between Level 2 and Level 3 for the year ended in December 31, 2019.

The following table presents the changes in Level 3 assets and liabilities for the year ended in December 31, 2019:

	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2018	295	178
Gain and losses recognized in income statement	36	(33)
Translation adjustments	(25)	(7)
Settlements	(282)	(18)
Balance at December 31, 2019	24	120

Methods and techniques of evaluation

i) Derivative financial instruments

Derivative financial instruments are evaluated through the use of market curves and prices impacting each instrument at the closing dates, detailed in the item "market curves” (note 35).

For the pricing of options, the Company often uses the Black & Scholes model. In this model, the fair value of the derivative is determined basically as a function of the volatility and the price of the underlying asset, the strike price of the option, the risk-free interest rate and the option maturity. In the case of options where payoff is a function of the average price of the underlying asset over a certain period during the life of the option, the Company uses Turnbull & Wakeman model. In this model, in addition to the factors that influence the option price in the Black-Scholes model, the formation period of the average price is also considered.

In the case of swaps, both the present value of the long and short positions are estimated by discounting their cash flows by the interest rate in the related currency. The fair value is determined by the difference between the present value of the long and short positions of the swap in the reference currency.

For the swaps indexed to TJLP, the calculation of the fair value assumes that TJLP is constant, that is, the projections of future cash flows in Brazilian Reais are made considering the last TJLP disclosed.

Forward and future contracts are priced using the future curves of their corresponding underlying assets. Typically, these curves are obtained on the stock exchanges where these assets are traded, such as the London Metals Exchange (“LME”), the Commodity Exchange (“COMEX”) or other providers of market prices. When there is no price for the desired maturity, Vale uses an interpolation between the available maturities.

The fair value of derivatives within level 3 is estimated using discounted cash flows and option model valuation techniques with unobservable inputs of discount rates, stock prices and commodities prices.

ii) Participative stockholders’ debentures - Consist of the debentures issued during the privatization process (note 13), for which fair values are measured based on the market approach. Reference prices are available on the secondary market.

Critical accounting estimates and judgments

The fair values of financial instruments that are not traded in active markets are determined using valuation techniques. Vale uses its own judgment to choose between the various methods. Assumptions are based on the market conditions, at the end of the year.

An analysis of the impact if actual results are different from management’s estimates is present on note 35 (sensitivity analysis).

b) Fair value of financial instruments not measured at fair value

The fair value estimate for level 1 is based on market approach considering the secondary market contracts. For loans allocated to level 2, the income approach is adopted and the fair value for both fixed‑indexed rate debt and floating rate debt is determined on a discounted cash flow basis using LIBOR future values and Vale’s bonds curve.

The fair values and carrying amounts of loans and borrowings are as follows:

Financial liabilities	Balance	Fair value	Level 1	Level 2
December 31, 2019
Debt principal	12,845	14,584	8,983	5,601
December 31, 2018
Debt principal	15,228	16,262	10,686	5,576

Libor discontinuation

In July 2017, the UK Financial Conduct Authority ("FCA"), which regulates the London Interbank Offered Rate ("LIBOR"), announced the effective discontinuation of that rate from the end of 2021, as banks will no longer be required to contribute rate quotations. The Company is currently evaluating the potential impact of the eventual replacement of the LIBOR interest rate.